Summary of Significant Accounting Policies (Details)							1 Months Ended	12 Months Ended
	Mar. 30, 2022 USD ($)	Mar. 16, 2022 USD ($)	Mar. 15, 2022 USD ($) shares	Mar. 15, 2022 USD ($)	Mar. 14, 2022 USD ($) item $ / shares shares	May 29, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2021 USD ($)
Financing Receivable, Impaired [Line Items]
Cash						$ 68,900,000		$ 12,342,000	$ 56,363,000
Working capital								6,100,000
Cash equivalents								0	0
Restricted cash - Note 7								34,293,000	39,677,000
Impairment charges and write-downs								17,326,000	23,255,000
Impairment on equipment								0
ASU 2016-02
Financing Receivable, Impaired [Line Items]
Operating lease, right-of-use asset										$ 100,000
Right-of-use assets, finance leases										$ 300,000
Mine development
Financing Receivable, Impaired [Line Items]
Impairment charges and write-downs								$ 6,700,000
Private placement
Financing Receivable, Impaired [Line Items]
Number of shares issued (in shares) | shares						7,600,000
Offering price (in dollars per share) | $ / shares						$ 10.00
Proceeds from private placement and forward purchase contract						$ 76.0			$ 75,963,000
Subsequent event | Sprott credit agreement, noncurrent portion | Credit facility
Financing Receivable, Impaired [Line Items]
Principal prepayment	$ 10,000,000.0
Principal prepaid	$ 13,900,000	$ 10,000,000.0
Subsequent event | Private placement
Financing Receivable, Impaired [Line Items]
Proceeds from issuance of equity							$ 50,000,000
Number of private investors | item					2
Number of shares issued (in shares) | shares					46,816,480
Offering price (in dollars per share) | $ / shares					$ 1.193
Proceeds from private placement and forward purchase contract					$ 55,900,000
Common Stock | Subsequent event
Financing Receivable, Impaired [Line Items]
Proceeds from issuance of equity			$ 138,600,000	$ 194,400,000
Number of shares issued (in shares) | shares			89,553,602
Sale of stock, consideration received per transaction			$ 500,000,000.0